Stock-Based Compensation and Other Benefit Plans - Summary of Warrant Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017
2008 Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants, Outstanding		105,000
Warrants, Granted		0
Warrants, Exercised		(45,000)
Warrants, Forfeited	[1]	0
Warrants, Expired		0
Warrants, Outstanding		60,000	105,000
Warrants, Exercisable		60,000
Warrants, Vested		60,000
Weighted Average Exercise Price, Outstanding		$ 10.00
Weighted Average Exercise Price, Exercised		10.00
Weighted Average Exercise Price, Outstanding		10.00	$ 10.00
Weighted Average Exercise Price, Exercisable		10.00
Weighted Average Exercise Price, Vested		$ 10.00
Aggregate Intrinsic Value, Exercised		$ 522
Aggregate Intrinsic Value, Outstanding		695
Aggregate Intrinsic Value, Exercisable		695
Aggregate Intrinsic Value, Vested		$ 695
Weighted Average Remaining Contractual Life (Years), Outstanding		1 month 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable		1 month 17 days
Weighted Average Remaining Contractual Life (Years), Vested		1 month 17 days
Bank4Texas Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants, Outstanding		12,072	12,491
Warrants, Granted		0	0
Warrants, Exercised		(1,362)	(419)
Warrants, Forfeited		0	0
Warrants, Expired		0	0
Warrants, Outstanding		10,710	12,072
Warrants, Exercisable		10,710	12,072
Warrants, Vested		10,710	12,072
Weighted Average Exercise Price, Outstanding		$ 10.50	$ 10.50
Weighted Average Exercise Price, Exercised		10.50	10.50
Weighted Average Exercise Price, Outstanding		10.50	10.50
Weighted Average Exercise Price, Exercisable		10.50	10.50
Weighted Average Exercise Price, Vested		$ 10.50	$ 10.50
Aggregate Intrinsic Value, Exercised		$ 15	$ 2
Aggregate Intrinsic Value, Outstanding		119	54
Aggregate Intrinsic Value, Exercisable		119	54
Aggregate Intrinsic Value, Vested		$ 119	$ 54
Weighted Average Remaining Contractual Life (Years), Outstanding		1 year 10 months 25 days	2 years 7 months 24 days
Weighted Average Remaining Contractual Life (Years), Exercisable		1 year 10 months 25 days	2 years 7 months 24 days
Weighted Average Remaining Contractual Life (Years), Vested		1 year 10 months 25 days	2 years 7 months 24 days

[1]	Forfeitures are accounted for in the period they occur.